UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                        ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      V3 Capital Management, L.P.
           --------------------------------------------------
Address:   400 Park Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------


           --------------------------------------------------
Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles Fitzgerald
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Charles Fitzgerald       New York, New York            8/14/12
------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            19
                                               -------------

Form 13F Information Table Value Total:          130,161
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



        Name of        Title of        Value  Shrs of    SH/   PUT/ Investme Other
         Issuer        Class   CUSIP  (x1000)  PRN AMT  PRN   CALL  DiscretiManagers  Sole  Shared

ALEXANDERS INC. CMN     COM  014752109    6602    15314               Sole            Sole
CHATHAM LODGING TR CMN  COM  16208T102    7249   507614               Sole            Sole
CAPITAL SENIOR LIVING   COM  140475104    7567   713890               Sole            Sole
COUSINS PPTYS INC CMN   COM  222795106   15068  1944318               Sole            Sole
CREXUS INVESTMENT CORP  COM  226553105    2416   237598               Sole            Sole
EQUITY LIFESTYLE PROP   COM  29472R108   15742   228242               Sole            Sole
GLIMCHER REALTY TRUST   COM  379302102    4088   400000               Sole            Sole
HCA HOLDINGS INC        COM  40412C101      15      500        PUT    Sole            Sole
HYATT HOTELS CORP       COM  448579102   10219   275000               Sole            Sole
HEALTHCARE TR OF AMER   COM  42225P105    1966   198235               Sole            Sole
IRON MOUNTAIN INC CMN   COM  462846106    4120   125000               Sole            Sole
MISSION WEST PROPERTIES COM  605203108     178    20623               Sole            Sole
NATIONAL RETAIL PROP    COM  637417106    9128   322675               Sole            Sole
PEP BOYS MANNY-MOE &JAC COM  713278109    2942   297215               Sole            Sole
RLJ LODGING TRUST CMN   COM  74965L101    7579   418009               Sole            Sole
SELECT INCOME REIT CMN  COM  81618T100    9804   412622               Sole            Sole
STARWOOD PROPERTY TRUST COM  85571B105    7778   365000               Sole            Sole
THOMAS PPTYS GROUP INC  COM  884453101    2658   488597               Sole            Sole
TERRENO REALTY CORP     COM  88146M101   15041   995412               Sole            Sole



